INTANGIBLE ASSETS - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	5 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Water and wastewater operation | Industrials
Disclosure of detailed information about intangible assets [line items]
Average remaining term (in years)	23 years
Nuclear Technology Services Operations | Proprietary technology | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	5 years
Nuclear Technology Services Operations | Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	6 years
Nuclear Technology Services Operations | Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years